Compensation Plans and Post-Employment Benefits - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Nov. 30, 2020	Nov. 30, 2019
Equities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	$ 55	$ 153
U.K. government fixed interest bonds (gilts)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	$ 270	$ 159